Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Depreciation is calculated and recognized as an expense on a straight-line basis over an asset’s estimated useful life.
long term liability to related party	$ 163,289	$ 114,303
Inventory write-down	2,100	1,200	$ 1,300
Reversal of inventory write-down	0	$ 0	$ 0
Global licensing agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Upfront payment	7,500
Other non-current liabilities	7,500
Biosana [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Other non-current liabilities	13,500
Lotus pharmaceutical co. ltd [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Upfront payment	1,900
long term liability to related party	$ 7,400